UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 826,436	$ (8,916,114)
Adjustments to reconcile net (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	13,835	4,028
Share-based compensation		391,625
Allowance for uncollectible loans receivable		5,281,148
Accounts receivable and contract assets	(7,915,039)	11,038
Prepayments and other assets	(1,300,565)	42,245
Other receivables		4,503,875
Inventories	6,845,177
Accounts payable, accrued expenses and other current liabilities	209,698	(213,584)
Taxes payable	(13,658)	(279,606)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(1,334,116)	824,655
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash received from loan repayments	20,000,000	40,705
Payment of equipment purchase		(10,145,281)
Acquisitions of property, equipment		(4,825)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	20,000,000	(10,109,401)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from private placement		10,017,200
Amounts due to related parties	(27,513,849)	(676,935)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(27,513,849)	9,340,265
EFFECT OF EXCHANGE RATE CHANGE ON CASH	(3,086,796)	272,586
NET (DECREASE)INCREASE IN CASH	(11,934,761)	328,105
CASH AND CASH EQUIVALENTS - beginning of year	21,925,322	15,128,719
CASH AND CASH EQUIVALENTS - end of year	$ 9,990,561	$ 15,456,824